Other Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2015
Other Accrued Liabilities [Abstract]
Schedule of Other Accrued Liabilities
	March 31,
	2014	2015
Accrued expenses	$571	$577
Value added tax payable	2	5
Others	664	619
	$1,237	$1,201